CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands		CNY (¥) shares	USD ($) shares	Class A Ordinary Shares CNY (¥) shares	Class B Ordinary Shares shares	Class C Ordinary Shares CNY (¥) shares	Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Treasury Stock shares	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Accumulated Other Comprehensive (Loss)/Income USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Total Sunlands Technology Group Shareholders' Deficit CNY (¥)	Total Sunlands Technology Group Shareholders' Deficit USD ($)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest USD ($)
Balances at Dec. 31, 2015		¥ (371,744)					¥ 1	¥ 911					¥ (372,656)		¥ (371,744)
Balances (in shares) at Dec. 31, 2015 | shares							3,818,618
Net loss for the year		(253,567)											(253,567)		(253,567)
Recapitalization in connection with the Group’s 2016 reorganization (Note 1)		(293,644)											(293,644)		(293,644)
Capital contribution from equity shareholders		30,000						30,000							30,000
Balances at Dec. 31, 2016		(888,955)					¥ 1	30,911					(919,867)		(888,955)
Balances (in shares) at Dec. 31, 2016 | shares							3,818,618
Net loss for the year		(918,714)											(918,578)		(918,578)		¥ (136)
Capital contribution from a noncontrolling shareholder		200															200
Repurchase of equity from shareholders	[1]	(71,303)						(30,000)					(41,303)		(71,303)
Cash dividend to a Series A convertible redeemable preferred shareholder (Note 13)		(43,000)											(43,000)		(43,000)
Shares issuance in relation to share-based compensation (Note 16), shares | shares							510,382
Share-based compensation		288,763						288,763							288,763
Foreign currency translation adjustments		(8,759)									¥ (8,759)				(8,759)
Balances at Dec. 31, 2017		¥ (1,641,768)					¥ 1	289,674			(8,759)		(1,922,748)		(1,641,832)		64
Balances (in shares) at Dec. 31, 2017 | shares		4,329,000	4,329,000				4,329,000
Net loss for the year		¥ (926,950)	$ (134,820)										(927,022)		(927,022)		72
Issuance of ordinary shares, net of issuance cost of 80,128		1,109,517						1,109,517							1,109,517
Issuance of ordinary shares, net of issuance cost, shares | shares				659,131
Conversion of convertible redeemable preferred shares upon initial public offering (Note 14)		1,024,709		¥ 1		¥ 1	¥ (1)	1,024,708							1,024,709
Conversion of convertible redeemable preferred shares upon initial public offering (Note 14), shares | shares				1,159,252	826,389	4,265,286	(4,329,000)
Share repurchase		(34,828)						(34,828)							(34,828)
Share repurchase, shares | shares				(45,082)						45,082
Share-based compensation		2,751						2,751							2,751
Foreign currency translation adjustments		127,586	18,557								127,586				127,586
Balances at Dec. 31, 2018		¥ (338,983)	$ (49,303)	¥ 1		¥ 1		¥ 2,391,822	$ 347,876		¥ 118,827	$ 17,283	¥ (2,849,770)	$ (414,482)	¥ (339,119)	$ (49,323)	¥ 136	$ 20
Balances (in shares) at Dec. 31, 2018 | shares				1,773,301	826,389	4,265,286				45,082

[1]	In July 2017, Beijing Shangde Online Education Technology Co., Ltd. (“Beijing Sunlands”) repurchased equity interests held by certain shareholders at a total cash consideration of RMB71,303. Such equity interests of Beijing Sunlands were originally acquired at a cost of RMB30,000.